STOCKHOLDERS' EQUITY (Details 3) - Share-Based Payment Arrangement, Option [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding at the beginning of the year	926,266	431,266	451,898
Outstanding at the beginning of the year	$ 5.74	$ 4.98	$ 5.06
Weighted average remaining contractual term (Years), outstanding		3 years 3 months 18 days	3 years 4 months 24 days
Granted	353,117	685,000	20,000
Weighted average exercise price, granted	$ 4.22	$ 6.41	$ 4.32
Weighted average remaining contractual term (Years), granted	4 years 9 months 3 days	4 years	4 years
Forfeited	(61,608)	(190,000)	(40,632)
Weighted average exercise price, exercised/forfeited/expired	$ 4.48	$ 6.41
Weighted average remaining contractual term (Years), outstanding	3 years 3 months 18 days	3 years 3 months 18 days	3 years 4 months 24 days	4 years 2 months 12 days
Aggregate intrinsic value, outstanding at the beginning of the year	$ 0	$ 197,506
Exercisable at end of period	581,325	404,599	312,310
Weighted average exercise price, exercisable	$ 5.38	$ 5.02	$ 5.25
Weighted average remaining contractual term (Years), exercisable	2 years 4 months 24 days	3 years 3 months 18 days	3 years 4 months 24 days
Outstanding at the end of the year	1,217,775	926,266	431,266	451,898
Outstanding at the end of the year	$ 5.37	$ 5.74	$ 4.98	$ 5.06
Aggregate intrinsic value, outstanding at the ending of the year	$ 0	$ 0	$ 197,506